Expense Example {- Templeton Global Total Return Fund} - Templeton Income Trust-25 - Templeton Global Total Return Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 478
3 years	707
5 years	954
10 years	1,662
Class C
Expense Example:
1 year	248
3 years	469
5 years	814
10 years	1,788
Class R
Expense Example:
1 year	132
3 years	423
5 years	735
10 years	1,622
Class R6
Expense Example:
1 year	69
3 years	228
5 years	401
10 years	903
Advisor Class
Expense Example:
1 year	82
3 years	266
5 years	467
10 years	$ 1,046